SHARE CAPITAL - Options outstanding by exercise price (Details)	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2017 Options $ / shares	Dec. 31, 2016 Options $ / shares
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 20.63	$ 76.78	$ 3,849.00	$ 2,908.60
Options outstanding	1,051,665	369,726	5,707	7,865
Weighted average remaining term (yrs)	7 years 1 month 2 days	7 years 10 months 17 days	2 years 3 months 11 days	1 year 9 months 7 days
Options exercisable	398,596	146,263	4,513
Weighted average remaining term (yrs)	6 years 11 months 19 days	7 years 7 months 13 days	1 year 11 months 9 days
$4.10
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 4.10
Options outstanding	561,050
Weighted average remaining term (yrs)	7 years 2 months 23 days
Options exercisable	140,450
Weighted average remaining term (yrs)	7 years 2 months 23 days
$5.00
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 5.00
Options outstanding	130,950
Weighted average remaining term (yrs)	7 years 4 months 28 days
Options exercisable	32,738
Weighted average remaining term (yrs)	7 years 4 months 28 days
$8.80
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 8.80
Options outstanding		89,900
Weighted average remaining term (yrs)		7 years 11 months 1 day
Options exercisable		29,976
Weighted average remaining term (yrs)		7 years 11 months 1 day
$27.20
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 27.20
Options outstanding		270,000
Weighted average remaining term (yrs)		7 years 9 months
Options exercisable		112,566
Weighted average remaining term (yrs)		7 years 9 months
$27.30 - $9,276.86
Options outstanding by exercise price
Options outstanding	7,615
Weighted average remaining term (yrs)	4 years 8 months 16 days
Options exercisable	3,898
Weighted average remaining term (yrs)	3 years 8 months 9 days
$27.30 - $9,276.86 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 27.30
$27.30 - $9,276.86 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $ / shares	9,276.86
$60.00
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 60.00
Options outstanding		1,055
Weighted average remaining term (yrs)		7 years 3 months
$60.01 - $8,917.93
Options outstanding by exercise price
Options outstanding		8,771
Weighted average remaining term (yrs)		4 years 4 months 21 days
Options exercisable		3,721
Weighted average remaining term (yrs)		1 year 5 months 23 days
$60.01 - $8,917.93 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 60.01
$60.01 - $8,917.93 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 8,917.93
$1,850.00
Options outstanding by exercise price
Weighted average exercise price | $ / shares			$ 1,850.00
Options outstanding			5,707
Weighted average remaining term (yrs)			2 years 2 months 27 days
Options exercisable			4,513
Weighted average remaining term (yrs)			2 years 26 days
$12,160.00
Options outstanding by exercise price
Weighted average exercise price | $ / shares			$ 12,160.00
Options outstanding			5,707
Options exercisable			4,513
$0.88
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 8.80
Options outstanding	88,800
Weighted average remaining term (yrs)	6 years 11 months 1 day
Options exercisable	59,242
Weighted average remaining term (yrs)	6 years 11 months 1 day
$2.72
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 27.20
Options outstanding	263,250
Weighted average remaining term (yrs)	6 years 9 months
Options exercisable	162,268
Weighted average remaining term (yrs)	6 years 9 months